Commitments and Contingencies Other Commitments (Details)	9 Months Ended
Sep. 30, 2020 USD ($) deadWeightTon
Commitments and Contingencies [Line Items]
Vessels time charter-in	5
DWT	3,367,800
Salary entitlement upon retirement	2 months
Document Period End Date	Sep. 30, 2020
Number of vessels, deferred scrubber installation	13
Scorpio Commercial & Scorpio Ship Management [Member] | Contract Termination [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 3,300,000
Termination fees (commissions) expected to be paid for a determined time period	3 months
TCI Zhenjiang [Member]
Commitments and Contingencies [Line Items]
DWT	81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
Ocean Tree Phoenix [Member]
Commitments and Contingencies [Line Items]
Vessels time charter-in	1
DWT	62,100
Daily Base Rate	$ 10,885
CL Suzhou [Member]
Commitments and Contingencies [Line Items]
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
TCI-Taizhou [Member]
Commitments and Contingencies [Line Items]
DWT	81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index	118.00%
Yangze 11 [Member]
Commitments and Contingencies [Line Items]
DWT	82,000
Daily Base Rate, Year 1	$ 12,000
Daily Base Rate, Year 2	12,500
Daily Base Rate, Year 3	13,000
Daily Base Rate, Year 4	$ 14,500
Ultramax
Commitments and Contingencies [Line Items]
DWT | deadWeightTon	2,051,800
Minimum [Member]
Commitments and Contingencies [Line Items]
DWT | deadWeightTon	30,000
Purchase Commitment, Remaining Minimum Amount Committed	$ 20,000,000.0
Minimum [Member] | Yangze 11 [Member]
Commitments and Contingencies [Line Items]
Bareboat charter agreement time period	24 months
Maximum [Member]
Commitments and Contingencies [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 25,000,000.0